Stockholders' equity (Details Textual 8)	6 Months Ended		12 Months Ended				6 Months Ended			1 Months Ended	6 Months Ended				12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended					6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2015		Jan. 25, 2014	Jun. 30, 2014 Subsequent Event [Member] CAD	Jun. 30, 2014 CDN $0.50 warrants	Dec. 31, 2013 CDN $0.50 warrants USD ($)	Mar. 01, 2012 Issued as broker warrants	Jun. 30, 2014 Issued as broker warrants USD ($)		Jun. 30, 2014 Issued as broker warrants CAD		Dec. 31, 2012 Issued as broker warrants	Dec. 31, 2011 Issued as broker warrants	Mar. 31, 2015 Issued as broker warrants	Jun. 30, 2014 Issued as broker warrants March 1st, 2015	Jun. 30, 2014 Issued as broker warrants March 1st, 2014	Jun. 30, 2014 Issued for patents		Jun. 30, 2014 Issued for patents Valent Technologies, LLC [Member]	Dec. 31, 2011 Issued for patents Valent Technologies, LLC [Member]	Jun. 30, 2014 Issued for services	Jun. 30, 2014 Issued for services USD ($) Installments		Jun. 30, 2014 Investor Warrants [Member] USD ($)	Jun. 30, 2014 Dividend Warrants [Member]		Dec. 31, 2013 Dividend Warrants [Member] USD ($)	Jun. 30, 2014 Dividend Warrants [Member] Until January 24th 2018 USD ($)	Jun. 30, 2014 Placement Agent Warrants	Jun. 30, 2014 Placement Agent Warrants Until March 6th 2018 USD ($)
Stockholders Equity Note [Line Items]
Exercise price of warrant							0.50		$ 1.20																$ 1.76		$ 0.65			$ 1.25	$ 1.25		$ 0.80
Number of warrants exercisable				(1,986,074)	[1]	20,000					8,000		8,000				92,000										277,313
Exercise of CA $0.50 unit warrants	0.50	0.50					0.50			0.50					0.50	0.50						0.50	0.50	0.50			0.80
Number of installments for vesting of warrants																									12
Number of warrants outstanding	18,732,485	18,732,485	2,189,000					[2]			92,000	[3]	92,000	[3]						500,000	[4]				345,000	[5]	9,195,478 [6]	3,250,007	[7]			5,050,000 [8]
Common stock shares issued on exercise of warrants	20,000	20,000	221,000																								3,652,211
Vesting period of warrant																								12 months
Number of warrants expired						2,169,000											92,000	100,000	5,000
Number of warrants issued																						500,000	500,000	345,000								5,250,000
Exercise of CA$0.50 broker warrants	$ 3,660										$ 3,660		4,000
Initial number of shares issued																											13,125,002

[1]	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).
[2]	Of the balance of 2,189,000 outstanding at December 31, 2013, 20,000 were exercised for no additional consideration and 2,169,000 expired on January 25, 2014 (note 8).
[3]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain of the CA$0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 warrants were exercised for proceeds of $3,660 (CA$0.50).
[4]	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.
[5]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.
[6]	The Investor Warrants were issued as part of the Company's $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 9 (f)). Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 3,652,211 have been exercised at $0.65 and the remaining balances of 9,195,478 are the subject of a tender offer (note 8).
[7]	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.
[8]	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.